Inventories, net - Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 165	$ 107
Work in progress	24	25
Finished goods	87	78
Inventories, gross	276	211
Obsolescence reserve	(22)	(28)	$ (43)	$ (34)
Inventories, net	$ 254	$ 183